Collaboration and License Agreements - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of preferred stock and preference stock		$ 38,868,955	$ 16,588,436
Shenzhen Salubris Pharmaceuticals Co Ltd [Member] | License [Member] | Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, milestone receivable	$ 103,000,000
Collaborative arrangement transaction price	1,100,000
Fair value of preferred stock right asset	900,000
Boston University [Member] | License [Member] | Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense		55,792	51,552
Annual minimum royalty expense		30,000	30,000
Legal expense		$ 25,792	$ 21,552
NantKwest [Member] | License [Member] | Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, milestone receivable	100,000,000
Series C Preferred Stock [Member] | Shenzhen Salubris Pharmaceuticals Co Ltd [Member] | License [Member] | Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock number issued in transactions	10,000,000
Proceeds from issuance of preferred stock and preference stock	$ 2,000,000